UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-7388_

Value Line Emerging Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/07 is included with this Form.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807

DIRECTORS	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr

OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President, Secretary and
Chief Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#540349

SEMI-ANNUAL REPORT

September 30, 2007

Value Line
Emerging
Opportunities
Fund, Inc.

Value Line Emerging Opportunities Fund, Inc.

To Our Value Line

To Our Shareholders:

We are pleased to report that the Value Line Emerging Opportunities Fund (the “Fund”) earned a total return of 10.30% for the six months ended September 30, 2007. This compared favorably with a total return of 1.19% for the benchmark Russell 2000(1), an index of small-capitalization U.S. stocks.

Your Fund received special recognition recently by being named to the highly exclusive Honor Roll of Forbes magazine. Chosen from among thousands of funds, the ten funds on this annual list embody the qualities of long-term consistency and superior performance that investors most seek. The selection criteria emphasized the ability to excel in both bull markets and bear markets.

We have always placed importance on playing both offense and defense. Rather than shoot for home runs and putting shareholder investment at increased risk, we aim for steady production of singles and doubles. In part, we do this by making the portfolio highly diversified, with investments in about 400 issues across many different industries. The top 20 holdings currently represent only 12% of the Fund’s total assets.

Also key to controlling risk is our selection process. We invest only in companies showing superior stock price momentum, usually accompanied by strong earnings momentum. When a holding falters on these measures, we are quick to eliminate it from the portfolio. Each holding is small and can easily be replaced; once holdings are replaced, we move on unsentimentally, investing in fresh selections that better meet our criteria.

Rather than bet on the economy or particular sectors, we select stocks one by one, based on the individual merits of the company. This is truly a portfolio of growth stocks, of which the great majority can boast a multi-year record of earnings growth and stock price growth. The resulting high quality of our holdings is yet another way that we keep risk under control. Please keep in mind, however, that there are always risks associated with investing in small-cap stocks, such as increased volatility and illiquidity.

Discount broker Charles Schwab has placed your Fund on its Select List, the Fund being one of only five small-cap growth funds on the list, and rates the Fund with the lowest risk among the funds listed. It is also one of only two small-cap growth funds on that broker’s even more exclusive Signature Select List. Discount broker E*Trade has placed the Fund on its All-Star Funds list, one of just three small-cap growth funds on that roster.

Thank you for your continued confidence in us.

Sincerely,

Jean Bernhard Buttner
Chairman and President

October 31, 2007

(1)	The Russell 2000 Index is representative of the smaller capitalization stocks traded in the United States. This is an unmanaged index and does not reflect charges, expenses, or taxes, so it is not possible to invest in this Index.

Value Line Emerging Opportunities Fund, Inc.

Emerging Opportunities Fund Shareholders

Economic Observations

The U.S. economy struggled early in the year, posting a first-quarter gross domestic product increase of a scant 0.6%. Then, a combination of rising inventory investment, a surge in export demand, and solid gains in government spending and nonresidential construction helped to offset a further plunge in housing demand to produce GDP increases of 3.8% and 3.9% in the second and third quarters, respectively. However, that stepup in growth is likely to prove unsustainable. Indeed, we see sufficient signs, in the form of accelerating weakness in housing and selective softness in retailing, to suggest that GDP growth will average little more than 2% from now through the end of 2008.

In fact, even this modest pace of business improvement assumes that there will be no exogenous shocks with which to contend, such as a marked worsening of the situation in the Middle East or a further surge in oil prices. Either of these unwelcome events would disrupt the orderly pace of economic activity to a sufficient degree to perhaps bring on a recession in 2008.

Inflation, meantime, remains under control for the most part, thanks to generally stable labor costs and modest levels of productivity growth (i.e., labor cost efficiency). Adequate supplies of raw materials are also helping keep the costs of production from undue escalation. We caution, though, that as the pace of economic growth accelerates after 2008, some increase in pricing pressures may emerge. Absent a stronger long-term business expansion than we now forecast, or a significant ratcheting up in oil prices, inflation should be held in check through the beginning of the next decade. Longer-term interest rates, which are heavily influenced by inflationary expectations, should remain in a relatively narrow range over that time period.

Value Line Emerging Opportunities Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 through September 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/07	Ending account value 9/30/07	Expenses* paid during period 4/1/07 thru 9/30/07
Actual	$1,000.00	$1,103.00	$5.73
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.09% multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Emerging Opportunities Fund, Inc.

Portfolio Highlights at September 30, 2007 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Hansen Natural Corp.	170,000	$9,635,600	1.0%
GameStop Corp.	150,000	$8,452,500	0.9%
Manitowoc Company, Inc. (The)	184,000	$8,147,520	0.8%
Guess?, Inc.	166,000	$8,138,980	0.8%
Intuitive Surgical, Inc.	31,400	$7,222,000	0.8%
BE Aerospace, Inc.	130,000	$5,398,900	0.6%
Anixter International, Inc.	64,100	$5,285,045	0.6%
Crocs, Inc.	78,000	$5,245,500	0.5%
Deckers Outdoor Corp.	46,700	$5,127,660	0.5%
Foster Wheeler Ltd.	39,000	$5,119,920	0.5%

Asset Allocation — Percentage of Net Assets

Equity Sector Weightings — Percentage of Total Investment Securities

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (90.6%)
	ADVERTISING (0.5%)
64,000	Focus Media Holding Ltd. ADR*	$3,713,280
25,500	R.H. Donnelley Corp.*	1,428,510
		5,141,790
	AEROSPACE/DEFENSE (3.2%)
30,000	AAR Corp.*	910,200
25,000	Alliant Techsystems, Inc.*	2,732,500
130,000	BE Aerospace, Inc.*	5,398,900
53,845	DRS Technologies, Inc.	2,967,936
50,200	Esterline Technologies Corp.*	2,863,910
2,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	99,240
33,000	HEICO Corp.	1,628,880
54,025	Moog, Inc. Class A*	2,373,859
34,000	Orbital Sciences Corp.*	756,160
24,800	Precision Castparts Corp.	3,669,904
67,700	Teledyne Technologies, Inc.*	3,614,503
44,000	United Industrial Corp.	3,311,440
		30,327,432
	AIR TRANSPORT (0.2%)
17,000	Copa Holdings S.A. Class A	680,850
60,600	UTI Worldwide, Inc.	1,392,588
		2,073,438
	APPAREL (1.8%)
70,000	Gildan Activewear, Inc. Class A*	2,757,300
166,000	Guess?, Inc.	8,138,980
79,000	Phillips-Van Heusen Corp.	4,145,920
8,000	Under Armour, Inc. Class A*	478,560
36,000	Warnaco Group, Inc. (The)*	1,406,520
		16,927,280
	AUTO & TRUCK (0.2%)
36,000	Oshkosh Truck Corp.	2,230,920

	AUTO PARTS (0.5%)
33,500	BorgWarner, Inc.	3,066,255
50,000	LKQ Corp.*	1,740,500
		4,806,755
	BANK (0.6%)
7,900	Alabama National BanCorporation	$615,568
20,500	Bank of Hawaii Corp.	1,083,425
19,900	First Community Bancorp, Inc.	1,088,729
26,800	PrivateBancorp, Inc.	933,712
36,500	SVB Financial Group*	1,728,640
23,200	Umpqua Holdings Corp.	464,232
		5,914,306
	BANK — MIDWEST (0.1%)
4,353	BOK Financial Corp.	223,788
13,642	Commerce Bancshares, Inc.	626,031
7,916	First Financial Bankshares, Inc.	318,065
4,250	IBERIABANK Corp.	223,762
		1,391,646
	BEVERAGE — ALCOHOLIC (0.4%)
71,025	Central European Distribution Corp.*	3,402,808

	BEVERAGE — SOFT DRINK (1.0%)
170,000	Hansen Natural Corp.*	9,635,600
	BIOTECHNOLOGY (0.5%)
34,800	Techne Corp.*	2,195,184
34,300	United Therapeutics Corp.*	2,282,322
		4,477,506
	BUILDING MATERIALS (1.6%)
35,800	Drew Industries, Inc.*	1,456,344
13,000	Dynamic Materials Corp.	622,570
36,800	Genlyte Group, Inc. (The)*	2,364,768
40,400	Granite Construction, Inc.	2,142,008
16,200	Jacobs Engineering Group, Inc.*	1,224,396
42,700	NCI Building Systems, Inc.*	1,845,067
52,900	Simpson Manufacturing Company, Inc.	1,684,865
49,800	Washington Group International, Inc.*	4,372,938
		15,712,956

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2007

Shares		Value
	CANADIAN ENERGY (0.2%)
17,500	Suncor Energy, Inc.	$1,659,175
	CEMENT & AGGREGATES (0.2%)
34,300	Florida Rock Industries, Inc.	2,143,407

	CHEMICAL — DIVERSIFIED (0.8%)
108,000	Albemarle Corp.	4,773,600
46,000	FMC Corp.	2,392,920
24,000	LSB Industries, Inc.*	567,600
		7,734,120
	CHEMICAL — SPECIALTY (1.7%)
50,700	Airgas, Inc.	2,617,641
51,350	Ceradyne, Inc.*	3,889,249
12,400	Ecolab, Inc.	585,280
101,000	H.B. Fuller Co.	2,997,680
35,000	Lubrizol Corp. (The)	2,277,100
8,000	Praxair, Inc.	670,080
58,000	Sigma-Aldrich Corp.	2,826,920
10,000	Valspar Corp.	272,100
		16,136,050
	COMPUTER & PERIPHERALS (0.7%)
51,000	Logitech International S.A.*	1,507,050
52,600	MICROS Systems, Inc.*	3,422,682
47,000	Riverbed Technology, Inc.*	1,898,330
1,000	Sigma Designs, Inc.*	48,240
		6,876,302
	COMPUTER SOFTWARE & SERVICES (3.1%)
52,700	ACI Worldwide, Inc.*	$1,177,845
51,400	Ansoft Corp.*	1,695,172
115,800	ANSYS, Inc.*	3,956,886
103,600	Blackbaud, Inc.	2,614,864
27,600	Cognizant Technology Solutions Corp. Class A*	2,201,652
33,700	DST Systems, Inc.*	2,891,797
50,700	Equinix, Inc.*	4,496,583
29,600	Kenexa Corp.*	911,088
210,000	Lawson Software, Inc.*	2,102,100
39,000	Omniture, Inc.*	1,182,480
34,000	Quality Systems, Inc.	1,245,420
37,000	Trident Microsystems, Inc.*	587,930
74,000	VASCO Data Security International, Inc.*	2,612,940
58,000	VeriFone Holdings, Inc.*	2,571,140
		30,247,897
	DIVERSIFIED COMPANIES (2.8%)
72,000	Acuity Brands, Inc.	3,634,560
59,700	AMETEK, Inc.	2,580,234
98,000	Barnes Group, Inc.	3,128,160
38,000	Brink’s Co. (The)	2,123,440
42,000	Chemed Corp.	2,610,720
67,000	Comtech Group, Inc.*	1,220,070
22,900	EnPro Industries, Inc.*	929,740
56,800	ESCO Technologies, Inc.*	1,888,032
27,300	Matthews International Corp. Class A	1,195,740
23,000	Service Corporation International	296,700
64,700	Taubman Centers, Inc.	3,542,325
39,600	Valmont Industries, Inc.	3,360,060
		26,509,781

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	DRUG (2.1%)
59,000	Alexion Pharmaceuticals, Inc.*	$3,843,850
37,500	AMAG Pharmaceuticals, Inc.*	2,145,000
10,000	Celgene Corp.*	713,100
31,200	Covance, Inc.*	2,430,480
68,887	Immucor, Inc.*	2,462,710
70,000	LifeCell Corp.*	2,629,900
55,000	Pharmaceutical Product Development, Inc.	1,949,200
76,000	Pharmion Corp.*	3,506,640
5,100	USANA Health Sciences, Inc.*	223,125
		19,904,005
	E-COMMERCE (0.8%)
19,000	Akamai Technologies, Inc.*	545,870
72,000	Ctrip.com International, Ltd. ADR	3,729,600
60,000	Salesforce.com, Inc.*	3,079,200
		7,354,670
	EDUCATIONAL SERVICES (1.0%)
69,600	Blackboard, Inc.*	3,190,464
31,000	ITT Educational Services, Inc.*	3,772,390
18,500	Strayer Education, Inc.	3,119,655
		10,082,509
	ELECTRICAL EQUIPMENT (2.4%)
66,000	Baldor Electric Co.	2,636,700
64,000	Belden CDT, Inc.	3,002,240
44,000	FLIR Systems, Inc.*	2,437,160
71,700	General Cable Corp.*	4,812,504
10,400	Harman International Industries, Inc.	899,808
11,600	Rofin-Sinar Technologies, Inc.*	814,436
47,000	Thomas & Betts Corp.*	2,756,080
86,600	Trimble Navigation Ltd.*	3,395,586
63,600	WESCO International, Inc.*	2,730,984
		23,485,498
	ELECTRICAL UTILITY — WEST (0.2%)
69,000	MDU Resources Group, Inc.	1,920,960

	ELECTRONICS (0.7%)
78,000	Amphenol Corp. Class A	$3,101,280
12,000	Daktronics, Inc.	326,640
116,550	Diodes, Inc.*	3,741,255
		7,169,175
	ENTERTAINMENT (0.3%)
29,100	Central European Media Enterprises Ltd. Class A*	2,668,761
16,800	RC2 Corp.*	465,192
		3,133,953
	ENTERTAINMENT TECHNOLOGY (0.5%)
60,000	Dolby Laboratories, Inc. Class A*	2,089,200
27,000	Macrovision Corp.*	665,010
58,600	Scientific Games Corp. Class A*	2,203,360
		4,957,570
	ENVIRONMENTAL (1.0%)
41,700	Clean Harbors, Inc.*	1,856,484
29,000	Fuel Tech, Inc.*	640,610
22,500	Republic Services, Inc.	735,975
63,600	Stericycle, Inc.*	3,635,376
96,000	Waste Connections, Inc.*	3,048,960
		9,917,405
	FINANCIAL SERVICES — DIVERSIFIED (2.5%)
23,400	Affiliated Managers Group, Inc.*	2,983,734
12,000	ASTA Funding, Inc.	459,840
11,400	BlackRock, Inc. Class A	1,976,874
11,000	Cash America International, Inc.	413,600
4,000	Commerce Group, Inc. (The)	117,880
3,000	Credicorp Ltd.	203,100
24,000	Eaton Vance Corp.	959,040
79,000	EZCORP, Inc. Class A*	1,062,550
9,135	Fidelity National Information Services, Inc.	405,320
65,250	Financial Federal Corp.	1,827,652
75,800	First Cash Financial Services, Inc.*	1,775,236
44,000	Global Payments, Inc.	1,945,680

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2007

Shares		Value
22,000	Greenhill & Co., Inc.	$1,343,100
39,000	Jackson Hewitt Tax Service, Inc.	1,090,440
10,000	LandAmerica Financial Group, Inc.	389,800
6,000	Lazard Ltd. Class A	254,400
6,000	M&F Worldwide Corp.*	301,140
48,000	Nuveen Investments, Inc. Class A	2,973,120
4,000	Piper Jaffray Companies, Inc.*	214,400
56,300	ProAssurance Corp.*	3,032,881
		23,729,787
	FOOD PROCESSING (1.2%)
11,850	Dean Foods Co.	303,123
141,800	Flowers Foods, Inc.	3,091,240
41,500	Herbalife Ltd.	1,886,590
43,000	McCormick & Company, Inc.	1,546,710
49,400	Ralcorp Holdings, Inc.*	2,757,508
18,000	Sadia S.A. ADR	1,002,600
30,000	United Natural Foods, Inc.*	816,600
		11,404,371
	FOREIGN TELECOMMUNICATIONS (0.1%)
7,000	Brasil Telecom Participacoes S.A. ADR	522,340

	HEALTHCARE INFORMATION SYSTEMS (0.9%)
144,000	Allscripts Healthcare Solutions, Inc.*	3,892,320
43,000	Cerner Corp.*	2,571,830
72,000	Omnicell, Inc.*	2,054,880
		8,519,030
	HOME APPLIANCES (0.3%)
53,700	Toro Co. (The)	3,159,171

	HOME BUILDING (0.1%)
3,000	Desarrolladora Homex S.A. de C.V. ADR*	166,500
23,600	Forest City Enterprises, Inc. Class A	1,301,776
		1,468,276
	HOTEL/GAMING (1.5%)
69,000	Ameristar Casinos, Inc.	$1,938,900
51,300	Gaylord Entertainment Co.*	2,730,186
35,000	Orient-Express Hotels Ltd. Class A	1,794,450
48,000	Penn National Gaming, Inc.*	2,832,960
17,800	Station Casinos, Inc.	1,557,144
51,000	Vail Resorts, Inc.*	3,176,790
		14,030,430
	HOUSEHOLD PRODUCTS (0.7%)
50,400	Church & Dwight Company, Inc.	2,370,816
24,000	Energizer Holdings, Inc.*	2,660,400
37,600	Scotts Miracle-Gro Co. (The) Class A	1,607,400
		6,638,616
	HUMAN RESOURCES (0.8%)
43,700	Heidrick & Struggles International, Inc.*	1,592,865
43,200	Korn/Ferry International*	713,232
61,000	Tupperware Brands Corp.	1,920,890
73,000	Watson Wyatt Worldwide, Inc. Class A	3,280,620
		7,507,607
	INDUSTRIAL SERVICES (3.4%)
88,100	Aaron Rents, Inc. Class B	1,964,630
19,600	C.H. Robinson Worldwide, Inc.	1,064,084
31,000	Comfort Systems USA, Inc.	440,200
141,900	Corrections Corp. of America*	3,713,523
102,000	EMCOR Group, Inc.*	3,198,720
83,000	FTI Consulting, Inc.*	4,175,730
110,900	Geo Group, Inc. (The)*	3,283,749
28,300	Huron Consulting Group, Inc.*	2,055,146
37,000	Mobile Mini, Inc.*	893,920
166,920	Quanta Services, Inc.*	4,415,034
36,000	Ritchie Bros. Auctioneers, Inc.	2,343,600
57,800	URS Corp.*	3,262,810
53,000	World Fuel Services Corp.	2,162,930
		32,974,076

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	INFORMATION SERVICES (1.7%)
37,000	Alliance Data Systems Corp.*	$2,865,280
14,000	Arbitron, Inc.	634,760
52,000	Equifax, Inc.	1,982,240
56,050	FactSet Research Systems, Inc.	3,842,227
121,000	Gartner, Inc.*	2,959,660
43,700	IHS, Inc. Class A*	2,468,613
70,000	Nuance Communications, Inc.*	1,351,700
		16,104,480
	INSURANCE — LIFE (0.6%)
79,350	Delphi Financial Group, Inc. Class A	3,207,327
8,000	Nationwide Financial Services, Inc. Class A	430,560
25,000	Protective Life Corp.	1,061,000
12,000	Reinsurance Group of America, Inc.	680,280
		5,379,167
	INSURANCE — PROPERTY & CASUALTY (2.2%)
63,500	American Financial Group, Inc.	1,811,020
33,300	Arch Capital Group Ltd.*	2,477,853
31,382	Argo Group International Holdings, Ltd.*	1,365,431
18,000	Berkley (W.R.) Corp.	533,340
17,811	Fidelity National Financial, Inc. Class A	311,336
64,350	HCC Insurance Holdings, Inc.	1,842,984
5,900	Markel Corp.*	2,855,600
7,200	Midland Co. (The)	395,712
27,000	Odyssey Re Holdings Corp.	1,001,970
53,100	Philadelphia Consolidated Holding Co.*	2,195,154
21,000	RenaissanceRe Holdings Ltd.	1,373,610
52,600	RLI Corp.	2,983,472
16,000	Tower Group, Inc.	418,880
38,100	Zenith National Insurance Corp.	1,710,309
		21,276,671
	INTERNET (0.9%)
26,000	American Reprographics Co.*	$486,720
84,000	j2 Global Communications, Inc.*	2,749,320
70,000	Nutri/System, Inc.*	3,282,300
3,000	Perficient, Inc.*	65,610
86,000	ValueClick, Inc.*	1,931,560
		8,515,510
	MACHINERY (6.4%)
94,750	Applied Industrial Technologies, Inc.	2,921,142
20,000	Bucyrus International, Inc. Class A	1,458,600
18,800	Cascade Corp.	1,225,196
66,400	Curtiss-Wright Corp.	3,154,000
17,000	Donaldson Company, Inc.	709,920
28,000	Flowserve Corp.	2,133,040
39,000	Foster Wheeler Ltd.*	5,119,920
106,400	Gardner Denver, Inc.*	4,149,600
44,850	Graco, Inc.	1,754,084
59,400	IDEX Corp.	2,161,566
56,500	Kaydon Corp.	2,937,435
81,400	Lennox International, Inc.	2,751,320
35,200	Lincoln Electric Holdings, Inc.	2,731,872
184,000	Manitowoc Company, Inc. (The)	8,147,520
59,200	Middleby Corp. (The)*	3,820,768
45,900	MSC Industrial Direct Co., Inc. Class A	2,322,081
58,000	Regal-Beloit Corp.	2,777,620
46,000	Robbins & Myers, Inc.	2,635,340
43,200	Roper Industries, Inc.	2,829,600
42,000	Snap-on, Inc.	2,080,680
13,000	Tennant Co.	633,100
20,000	Terex Corp.*	1,780,400
39,000	Wabtec Corp.	1,460,940
		61,695,744

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2007

Shares		Value
	MARITIME (1.0%)
66,000	American Commercial Lines, Inc.*	$1,566,180
10,000	Astec Industries, Inc.*	574,500
102,400	Kirby Corp.*	4,519,936
72,000	Zoltek Companies, Inc.*	3,141,360
		9,801,976
	MEDICAL SERVICES (3.6%)
80,333	Amedisys, Inc.*	3,086,394
16,200	Coventry Health Care, Inc.*	1,007,802
19,050	DaVita, Inc.*	1,203,579
59,100	Healthways, Inc.*	3,189,627
100,400	inVentiv Health, Inc.*	4,399,528
27,000	Pediatrix Medical Group, Inc.*	1,766,340
100,000	PSS World Medical, Inc.*	1,913,000
88,800	Psychiatric Solutions, Inc.*	3,488,064
56,200	Sierra Health Services, Inc.*	2,371,078
35,000	Sun Healthcare Group, Inc.*	584,850
79,600	Sunrise Senior Living, Inc.*	2,815,452
77,400	VCA Antech, Inc.*	3,231,450
45,000	WellCare Health Plans, Inc.*	4,744,350
14,849	WellPoint, Inc.*	1,171,883
		34,973,397
	MEDICAL SUPPLIES (7.3%)
30,000	Align Technology, Inc.*	759,900
63,300	ArthroCare Corp.*	3,537,837
12,600	Bard (C.R.), Inc.	1,111,194
38,000	Bio-Rad Laboratories, Inc. Class A*	3,439,000
52,000	Dade Behring Holdings, Inc.	3,970,200
67,000	DENTSPLY International, Inc.	2,789,880
84,200	DJO, Inc.*	4,134,220
49,200	Haemonetics Corp.*	2,431,464
34,000	Henry Schein, Inc.*	2,068,560
79,600	Hologic, Inc.*	4,855,600
23,400	IDEXX Laboratories, Inc.*	2,564,406
83,000	Illumina, Inc.*	4,306,040
30,000	Integra LifeSciences Holdings*	1,457,400
31,400	Intuitive Surgical, Inc.*	7,222,000
36,300	Inverness Medical Innovations, Inc.*	2,008,116
61,000	Kyphon, Inc.*	4,270,000
106,800	Meridian Bioscience, Inc.	$3,238,176
45,000	Owens & Minor, Inc.	1,714,050
50,200	Palomar Medical Technologies, Inc.*	1,430,198
31,600	PolyMedica Corp.	1,659,632
32,400	ResMed, Inc.*	1,388,988
50,800	Respironics, Inc.*	2,439,924
49,400	Ventana Medical Systems, Inc.*	4,243,954
71,000	West Pharmaceutical Services, Inc.	2,957,860
8,000	Zoll Medical Corp.*	207,360
		70,205,959
	METALS & MINING DIVERSIFIED (0.4%)
31,000	Allegheny Technologies, Inc.	3,408,450
12,000	Brush Engineered Materials, Inc.*	622,680
		4,031,130
	METALS FABRICATING (0.5%)
22,000	Chicago Bridge & Iron Co. N.V. ADR	947,320
46,000	Harsco Corp.	2,726,420
13,900	Ladish Co., Inc.*	771,172
		4,444,912
	NATURAL GAS — DISTRIBUTION (0.8%)
37,200	AGL Resources, Inc.	1,473,864
42,000	Northwest Natural Gas Co.	1,919,400
39,800	South Jersey Industries, Inc.	1,385,040
51,450	Southern Union Co.	1,600,610
54,700	UGI Corp.	1,421,106
		7,800,020
	NATURAL GAS — DIVERSIFIED (0.5%)
46,000	Energen Corp.	2,627,520
21,800	Penn Virginia Corp.	958,764
27,776	XTO Energy, Inc.	1,717,668
		5,303,952

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	OFFICE EQUIPMENT & SUPPLIES (0.3%)
135,000	Cenveo, Inc.*	$2,920,050

	OILFIELD SERVICES/EQUIPMENT (1.6%)
14,000	Arena Resources, Inc.*	917,000
20,000	Core Laboratories N.V.*	2,547,800
40,000	Exterran Holdings, Inc.*	3,213,600
78,800	FMC Technologies, Inc.*	4,543,608
47,000	Oceaneering International, Inc.*	3,562,600
17,000	Superior Energy Services, Inc.*	602,480
		15,387,088
	PACKAGING & CONTAINER (1.6%)
57,200	AptarGroup, Inc.	2,166,164
86,000	CLARCOR, Inc.	2,942,060
56,600	Greif, Inc. Class A	3,434,488
73,300	Jarden Corp.*	2,267,902
56,200	Silgan Holdings, Inc.	3,020,750
49,000	Sonoco Products Co.	1,478,820
		15,310,184
	PAPER & FOREST PRODUCTS (0.3%)
31,000	Koppers Holdings, Inc.	1,196,910
13,000	Neenah Paper, Inc.	430,170
56,000	Votorantim Celulose e Papel S.A. ADR	1,602,720
		3,229,800
	PETROLEUM — INTEGRATED (0.8%)
69,400	Denbury Resources, Inc.*	3,101,486
92,800	Frontier Oil Corp.	3,864,192
20,000	Holly Corp.	1,196,600
		8,162,278
	PETROLEUM — PRODUCING (0.4%)
7,500	Atlas America, Inc.	387,225
80,700	Range Resources Corp.	3,281,262
		3,668,487
	PHARMACY SERVICES (0.6%)
90,400	HealthExtras, Inc.*	2,515,832
59,800	Longs Drug Stores Corp.	2,970,266
		5,486,098
	POWER (0.2%)
75,000	Covanta Holding Corp.*	$1,838,250

	PRECISION INSTRUMENT (1.1%)
34,000	Mettler Toledo International, Inc.*	3,468,000
50,000	Movado Group, Inc.	1,596,000
24,600	Thermo Fisher Scientific, Inc.*	1,419,912
6,000	Triumph Group, Inc.	490,260
52,000	Varian, Inc.*	3,307,720
5,000	Woodward Governor Co.	312,000
		10,593,892
	PUBLISHING (0.3%)
44,000	Consolidated Graphics, Inc.*	2,762,760
	R.E.I.T. (0.5%)
73,700	LaSalle Hotel Properties	3,101,296
12,500	ProLogis	829,375
12,000	PS Business Parks, Inc.	682,200
		4,612,871
	RAILROAD (0.6%)
96,700	Genesee & Wyoming, Inc. Class A*	2,788,828
98,000	Kansas City Southern*	3,152,660
		5,941,488
	RECREATION (0.8%)
52,000	Life Time Fitness, Inc.*	3,189,680
57,000	Marvel Entertainment, Inc.*	1,336,080
56,850	Pool Corp.	1,420,113
93,000	Smith & Wesson Holding Corp.*	1,775,370
		7,721,243
	RESTAURANT (0.6%)
40,000	CKE Restaurants, Inc.	648,400
21,000	Jack in the Box, Inc.*	1,361,640
32,000	Papa John’s International, Inc.*	782,080
33,100	RARE Hospitality International, Inc.*	1,261,441
64,687	Sonic Corp.*	1,513,676
		5,567,237
	RETAIL — AUTOMOTIVE (0.2%)
45,400	O’Reilly Automotive, Inc.*	1,516,814

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2007

Shares		Value
	RETAIL — SPECIAL LINES (3.8%)
29,000	Blue Nile, Inc.*	$2,729,480
49,500	Buckle, Inc. (The)	1,878,030
65,200	Cato Corp. (The) Class A	1,332,688
36,000	Coach, Inc.*	1,701,720
45,000	Coldwater Creek, Inc.*	488,700
55,400	Dick’s Sporting Goods, Inc.*	3,720,110
140,000	Dress Barn, Inc. (The)*	2,381,400
53,000	DSW, Inc. Class A*	1,334,010
150,000	GameStop Corp. Class A*	8,452,500
37,000	Gymboree Corp. (The)*	1,303,880
80,962	Hibbett Sports, Inc.*	2,007,858
29,000	Interface, Inc. Class A	523,450
28,000	J. Crew Group, Inc.*	1,162,000
80,700	Men’s Wearhouse, Inc. (The)	4,076,964
39,600	Urban Outfitters, Inc.*	863,280
60,000	Zumiez, Inc.*	2,662,200
		36,618,270
	RETAIL BUILDING SUPPLY (0.2%)
9,400	Fastenal Co.	426,854
41,200	Watsco, Inc.	1,912,916
		2,339,770
	RETAIL STORE (0.1%)
20,000	Big Lots, Inc.*	596,800

	SECURITIES BROKERAGE (0.7%)
5,000	Bear Stearns Companies, Inc. (The)	614,050
72,400	Investment Technology Group, Inc.*	3,111,752
30,000	Jefferies Group, Inc.	834,900
16,000	Knight Capital Group, Inc. Class A*	191,360
11,284	Merrill Lynch & Co., Inc.	804,322
33,000	Raymond James Financial, Inc.	1,084,050
		6,640,434
	SEMICONDUCTOR (0.4%)
44,000	ANADIGICS, Inc.*	795,520
73,000	FormFactor, Inc.*	3,239,010
		4,034,530
	SHOE (2.1%)
28,500	Brown Shoe Company, Inc.	$552,900
78,000	Crocs, Inc.*	5,245,500
46,700	Deckers Outdoor Corp.*	5,127,660
46,300	Genesco, Inc.*	2,135,819
89,000	Iconix Brand Group, Inc.*	2,117,310
50,000	Skechers U.S.A., Inc. Class A*	1,105,000
74,500	Steven Madden Ltd.	1,411,775
94,750	Wolverine World Wide, Inc.	2,596,150
		20,292,114
	STEEL — GENERAL (0.2%)
10,000	Ampco-Pittsburgh Corp.	393,800
4,000	Carpenter Technology Corp.	520,040
10,000	Haynes International, Inc.*	853,700
		1,767,540
	TELECOMMUNICATION SERVICES (1.6%)
85,000	Alaska Communications Systems Group, Inc.	1,228,250
60,417	American Tower Corp. Class A*	2,630,556
55,008	Crown Castle International Corp.*	2,234,975
22,300	Golden Telecom, Inc.	1,794,927
38,800	NII Holdings, Inc.*	3,187,420
80,000	PAETEC Holding Corp.*	997,600
133,000	Time Warner Telecom, Inc. Class A*	2,922,010
		14,995,738
	TELECOMMUNICATIONS EQUIPMENT (1.6%)
64,100	Anixter International, Inc.*	5,285,045
56,000	Ciena Corp.*	2,132,480
83,000	CommScope, Inc.*	4,169,920
79,200	Nice Systems Ltd. ADR*	2,838,528
13,800	Superior Essex, Inc.*	514,464
		14,940,437
	THRIFT (0.4%)
41,600	FirstFed Financial Corp.*	2,061,280
47,448	Hudson City Bancorp, Inc.	729,750
9,900	WSFS Financial Corp.	617,760
		3,408,790

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited) September 30, 2007

Shares		Value
	TIRE & RUBBER (0.3%)
53,600	Carlisle Companies, Inc.	$2,604,960

	TOILETRIES & COSMETICS (0.3%)
36,500	Chattem, Inc.*	2,573,980

	TRUCKING (1.0%)
27,000	AMERCO*	1,713,420
11,200	Dollar Thrifty Automotive Group*	388,528
87,400	HUB Group, Inc. Class A*	2,624,622
42,000	Hunt (J.B.) Transport Services, Inc.	1,104,600
64,000	Knight Transportation, Inc.	1,101,440
29,400	Landstar System, Inc.	1,233,918
49,250	Old Dominion Freight Line, Inc.*	1,180,523
		9,347,051
	WATER UTILITY (0.4%)
9,300	American States Water Co.	362,700
63,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,112,200
		3,474,900
	WIRELESS NETWORKING (1.1%)
48,700	Itron, Inc.*	4,532,509
32,000	Leap Wireless International, Inc.*	2,603,840
110,000	SBA Communications Corp. Class A*	3,880,800
		11,017,149
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (90.6%) (Cost $591,888,179)	$870,132,539

Principal Amount		Value
REPURCHASE AGREEMENTS (8.7%)
$45,000,000	With Morgan Stanley, 3.80%, dated 9/28/07, due 10/1/07, delivery value $45,014,250 (collateralized by $34,155,000 U.S. Treasury Notes 8.875%, due 8/15/17, with a value of $45,793,920)	$45,000,000
39,100,000	With State Street Bank & Trust, 3.45%, dated 9/28/07, due 10/1/07, delivery value $39,111,241 (collateralized by $32,070,000 U.S. Treasury Notes 7.50% due 11/15/16, with a value of $39,838,914)	39,100,000

	TOTAL REPURCHASE AGREEMENTS (Cost $84,100,000)	84,100,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)		6,324,726

NET ASSETS (100.0%)		$960,557,265

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($960,557,265 ÷ 26,946,604 shares outstanding)		$35.65

* Non-income producing.

(ADR)American Depositary Receipt

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities
at September 30, 2007 (unaudited)

Assets:
Investment securities, at value (Cost — $591,888,179)	$870,132,539
Repurchase agreements (Cost — $84,100,000)	84,100,000
Cash	206,917
Receivable for securities sold	5,885,913
Receivable for capital shares sold	2,756,830
Interest and dividends receivable	327,852
Prepaid expenses	69,040
Total Assets	963,479,091
Liabilities:
Payable for capital shares repurchased	1,222,697
Payable for securities purchased	814,277
Accrued expenses:
Advisory fee payable	572,962
Service and distribution plan fees	190,987
Directors’ fees and expenses	12,363
Other	108,540
Total Liabilities	2,921,826
Net Assets	$960,557,265
Net assets consist of:
Capital stock, at $0.001 par value (authorized 300,000,000, outstanding 26,946,604 shares)	$26,947
Additional paid-in capital	658,131,901
Accumulated net investment loss	(2,170)
Accumulated net realized gain on investments	24,156,227
Net unrealized appreciation of investments and foreign currency translations	278,244,360
Net Assets	$960,557,265
Net Asset Value, Offering and Redemption Price, per Outstanding Share ($960,557,265 ÷ 26,946,604 shares outstanding)	$35.65

Statement of Operations
Six Months Ended September 30, 2007 (unaudited)

Investment Income:
Dividends (Net of foreign withholding tax of $3,511)	$3,153,057
Interest	1,709,248
Total Income	4,862,305
Expenses:
Advisory fee	3,341,364
Service and distribution plan fees	1,113,788
Transfer agent	106,443
Auditing and legal fees	90,635
Custodian fees	59,986
Printing and postage	58,152
Directors’ fees and expenses	31,565
Insurance, dues and other	27,315
Registration and filing fees	24,468
Accounting and bookkeeping expense	16,072
Telephone	11,270
Total Expenses Before Custody Credits	4,881,058
Less: Custody Credits	(13,880)
Net Expenses	4,867,178
Net Investment Loss	(4,873)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	15,305,006
Change in Net Unrealized Appreciation/(Depreciation)	70,170,829
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	85,475,835
Increase in Net Assets from Operations	$85,470,962

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended September 30, 2007 (unaudited) and for the Year Ended March 31, 2007

	Six Months Ended September 30, 2007 (unaudited)	Year Ended March 31, 2007
Operations:
Net investment loss	$(4,873)	$(1,165,701)
Net realized gain on investments	15,305,006	9,197,044
Change in net unrealized appreciation/(depreciation)	70,170,829	21,405,540
Increase in net assets from operations	85,470,962	29,436,883
Distributions to Shareholders:
Net realized gain on investment transactions	—	(11,504,201)
Capital Share Transactions:
Proceeds from sale of shares	162,766,315	290,938,561
Proceeds from reinvestment of distributions to shareholders	—	11,149,178
Cost of shares repurchased	(96,505,330)	(176,613,042)
Increase in net assets from capital share transactions	66,260,985	125,474,697
Total Increase in Net Assets	151,731,947	143,407,379

Net Assets:
Beginning of period	808,825,318	665,417,939
End of period	$960,557,265	$808,825,318
Accumulated net investment gain/(loss), at end of period	$(2,170)	$2,703

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited) September 30, 2007

1.	Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in “small-cap” common stocks. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A)  Security Valuation:    Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities market or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)  Repurchase Agreements:    In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes:    It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)

recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of September 30, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implication of FIN 48, and does not currently anticipate a material impact to the Fund’s financial statements.

(D)  Security Transactions and Distributions:    Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investment and/or realized gain on Real Estate Investment Trusts (REITS).

(E)  Foreign Currency Translation:    The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(F)  Representations and Indemnifications:    In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended September 30, 2007 (unaudited)	Year Ended March 31, 2007
Shares sold	4,743,089	9,440,989
Shares issued to shareholders in reinvestment of distributions	—	360,348
Shares repurchased	(2,823,460)	(5,768,757)
Net increase	1,919,629	4,032,580
Distributions per share from net realized gains	$—	$0.4821

Value Line Emerging Opportunities Fund, Inc.

September 30, 2007

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

Six Months Ended September 30, 2007 (unaudited)
Purchases:
Investment Securities	$116,342,358
Sales:
Investment Securities	$89,652,700

4.	Income Taxes

At September 30, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$675,988,179
Gross tax unrealized appreciation	$291,844,614
Gross tax unrealized depreciation	(13,600,254)
Net tax unrealized appreciation on investments	$278,244,360

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $3,341,364 was paid or payable to Value Line, Inc., the Fund’s investment adviser (the “Adviser”), for the six months ended September 30, 2007. The fee was computed at an annual rate of 0.75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended September 30, 2007, fees amounting to $1,113,788 were paid or payable to the Distributor under this plan.

For the six months ended September 30, 2007, the Fund’s expenses were reduced by $13,880 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At September 30, 2007, the Adviser, and/or affiliated companies, including the Value Line Profit Sharing and Savings Plan, owned 759,101 shares of the Fund representing 2.82% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 24,329 shares, representing less than 1% of the outstanding shares.

Value Line Emerging Opportunities Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

			Years Ended March 31,
	Six Months Ended September 30, 2007 (unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$32.32		$31.70	$25.75	$23.81	$16.56	$20.15

Income from investment operations:
Net investment loss	—	(2)	(0.05)	(0.04)	(0.05)	(0.03)	(0.03)
Net gains or (losses) on securities (both realized and unrealized)	3.33		1.15	6.38	1.99	7.28	(3.40)
Total from investment operations	3.33		1.10	6.34	1.94	7.25	(3.43)
Less distributions:
Distributions from net realized gains	—		(0.48)	(0.39)	—	—	(0.16)
Net asset value, end of period	$35.65		$32.32	$31.70	$25.75	$23.81	$16.56
Total return	10.30	%(4)	3.55%	24.85%	8.15%	43.78%	(17.04)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$960,557		$808,825	$665,418	$409,609	$260,879	$109,600
Ratio of expenses to average net assets(1)	1.10	%(5)	1.16%	1.10%	1.14%	1.19%	1.36%
Ratio of net investment loss to average net assets	0.00	%(3)(5)	(0.16)%	(0.17)%	(0.28)%	(0.16)%	(0.19)%
Portfolio turnover rate	11	%(4)	24%	40%	44%	55%	79%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.09% for the six months ended September 30, 2007, 1.15% for the year ended March 31, 2007 and would have been unchanged for the years ended March 31, 2006, March 31, 2005, March 31, 2004 and 1.35% for the year ended March 31, 2003.

(2)	Amount is less than $0.01 per share.

(3)	Amount is less than 0.01% per share.

(4)	Not annualized.

(5)	Annualized.

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Jean Bernhard Buttner Age 72	Chairman of the Board of Directors and President	Since 1993
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Directors
John W. Chandler 416 North Hemlock Lane Williamstown, MA 01267 Age 84	Director	Since 2000	Consultant, Academic Search Consultation Service, Inc. (1992–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 1993	Retired. Customer Support Analyst, Duke Power Company, until April 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 75	Director	Since 1993
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 71	Director	Since 2000	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 2000	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 2000	Senior Financial Advisor, Veritable L.P. (investment adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Officers
David T. Henigson Age 50	Vice President, Secretary and Chief Compliance Officer	Since 1993
Director, Vice President and Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Controller of the Advisor until 2003; Chief Financial Officer of the Adviser (2003–2005); Treasurer of the Adviser since 2005; Treasurer of each of the 14 Value Line Funds.
Howard A. Brecher Age 53	Assistant Treasurer Assistant Secretary	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Emerging Opportunities Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Emerging Opportunities Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Funds sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am – 5pm CST, Monday – Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 9. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a)	Not Applicable

(b) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	12/3/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:  12/3/2007